Schedule of tax expense attributable to loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense
- Movements in deferred tax liabilities	$ 133,000	$ 8,000
Tax expense attributable to loss	$ 133,000	$ 8,000